Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Harris Associates Investment Trust
Entity Central Index Key	0000872323
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000007554
Shareholder Report [Line Items]
Fund Name	Oakmark Fund
Class Name	Investor Class
Trading Symbol	OAKMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$102	0.89%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 1000 Value Index
9/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,364	$10,493	$10,498
3/31/2015	$10,305	$10,593	$10,422
6/30/2015	$10,333	$10,622	$10,434
9/30/2015	$9,513	$9,939	$9,558
12/31/2015	$9,955	$10,638	$10,098
3/31/2016	$9,893	$10,782	$10,263
6/30/2016	$10,024	$11,047	$10,733
9/30/2016	$10,880	$11,472	$11,107
12/31/2016	$11,782	$11,911	$11,849
3/31/2017	$12,266	$12,633	$12,236
6/30/2017	$12,734	$13,023	$12,400
9/30/2017	$13,467	$13,607	$12,787
12/31/2017	$14,273	$14,511	$13,469
3/31/2018	$14,148	$14,401	$13,087
6/30/2018	$14,449	$14,896	$13,242
9/30/2018	$15,061	$16,044	$13,997
12/31/2018	$12,456	$13,875	$12,356
3/31/2019	$14,053	$15,769	$13,830
6/30/2019	$14,506	$16,447	$14,361
9/30/2019	$14,207	$16,727	$14,557
12/31/2019	$15,817	$18,244	$15,635
3/31/2020	$11,006	$14,668	$11,456
6/30/2020	$13,538	$17,682	$13,093
9/30/2020	$14,375	$19,260	$13,825
12/31/2020	$17,856	$21,600	$16,072
3/31/2021	$20,628	$22,934	$17,880
6/30/2021	$22,465	$24,895	$18,811
9/30/2021	$22,881	$25,040	$18,664
12/31/2021	$23,963	$27,801	$20,115
3/31/2022	$23,334	$26,522	$19,966
6/30/2022	$19,184	$22,252	$17,528
9/30/2022	$18,824	$21,165	$16,543
12/31/2022	$20,761	$22,766	$18,597
3/31/2023	$22,443	$24,473	$18,785
6/30/2023	$24,383	$26,612	$19,550
9/30/2023	$24,065	$25,741	$18,932
12/31/2023	$27,175	$28,750	$20,731
3/31/2024	$29,967	$31,785	$22,594
6/30/2024	$28,774	$33,147	$22,104
9/30/2024	$30,898	$35,098	$24,188

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Investor Class	28.39%	16.81%	11.94%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%

AssetsNet	$ 23,077,845,142
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 123,116,141
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$23,077,845,142
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$123,116,141

Holdings [Text Block]

Sector allocation

Financials	39.0%
Communication Services	9.7%
Industrials	9.5%
Energy	8.4%
Health Care	8.4%
Consumer Discretionary	6.2%
Consumer Staples	5.1%
Materials	3.3%
Information Technology	2.9%
Real Estate	2.7%
Short Term Investments & Other, Net	4.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Deere & Co.	2.9%
Citigroup, Inc.	2.9%
Charles Schwab Corp.	2.7%
General Motors Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
American International Group, Inc.	2.7%
CBRE Group, Inc., Class A	2.7%
IQVIA Holdings, Inc.	2.7%

Material Fund Change [Text Block]
C000174795
Shareholder Report [Line Items]
Fund Name	Oakmark Fund
Class Name	Advisor Class
Trading Symbol	OAYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$80	0.70%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Advisor	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$101,626	$101,977	$102,500
3/31/2017	$105,844	$108,163	$105,852
6/30/2017	$109,909	$111,503	$107,270
9/30/2017	$116,286	$116,499	$110,617
12/31/2017	$123,276	$124,240	$116,513
3/31/2018	$122,209	$123,297	$113,216
6/30/2018	$124,855	$127,530	$114,552
9/30/2018	$130,190	$137,364	$121,081
12/31/2018	$107,714	$118,793	$106,890
3/31/2019	$121,555	$135,005	$119,642
6/30/2019	$125,485	$140,816	$124,237
9/30/2019	$122,912	$143,207	$125,926
12/31/2019	$136,895	$156,196	$135,257
3/31/2020	$95,278	$125,585	$99,103
6/30/2020	$117,226	$151,384	$113,265
9/30/2020	$124,507	$164,902	$119,596
12/31/2020	$154,710	$184,934	$139,031
3/31/2021	$178,832	$196,354	$154,672
6/30/2021	$194,844	$213,140	$162,730
9/30/2021	$198,572	$214,381	$161,461
12/31/2021	$208,068	$238,021	$174,006
3/31/2022	$202,741	$227,075	$172,719
6/30/2022	$166,758	$190,513	$151,630
9/30/2022	$163,719	$181,211	$143,108
12/31/2022	$180,666	$194,913	$160,882
3/31/2023	$195,384	$209,526	$162,507
6/30/2023	$212,382	$227,843	$169,121
9/30/2023	$209,731	$220,385	$163,777
12/31/2023	$236,932	$246,151	$179,336
3/31/2024	$261,410	$272,134	$195,458
6/30/2024	$251,129	$283,792	$191,216
9/30/2024	$269,778	$300,498	$209,248

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/30/16
Advisor	28.63%	17.03%	13.50%
S&P 500 Index	36.35%	15.98%	15.08%
Russell 1000 Value Index	27.76%	10.69%	9.88%

AssetsNet	$ 23,077,845,142
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 123,116,141
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$23,077,845,142
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$123,116,141

Holdings [Text Block]

Sector allocation

Financials	39.0%
Communication Services	9.7%
Industrials	9.5%
Energy	8.4%
Health Care	8.4%
Consumer Discretionary	6.2%
Consumer Staples	5.1%
Materials	3.3%
Information Technology	2.9%
Real Estate	2.7%
Short Term Investments & Other, Net	4.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Deere & Co.	2.9%
Citigroup, Inc.	2.9%
Charles Schwab Corp.	2.7%
General Motors Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
American International Group, Inc.	2.7%
CBRE Group, Inc., Class A	2.7%
IQVIA Holdings, Inc.	2.7%

Material Fund Change [Text Block]
C000174796
Shareholder Report [Line Items]
Fund Name	Oakmark Fund
Class Name	Institutional Class
Trading Symbol	OANMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Line Graph [Table Text Block]
	Institutional	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$254,029	$254,942	$256,250
3/31/2017	$264,576	$270,407	$264,629
6/30/2017	$274,772	$278,757	$268,175
9/30/2017	$290,715	$291,247	$276,542
12/31/2017	$308,225	$310,599	$291,282
3/31/2018	$305,593	$308,241	$283,039
6/30/2018	$312,245	$318,826	$286,379
9/30/2018	$325,623	$343,410	$302,702
12/31/2018	$269,436	$296,982	$267,226
3/31/2019	$304,132	$337,514	$299,106
6/30/2019	$314,040	$352,040	$310,591
9/30/2019	$307,685	$358,018	$314,815
12/31/2019	$342,699	$390,490	$338,143
3/31/2020	$238,573	$313,962	$247,758
6/30/2020	$293,638	$378,460	$283,162
9/30/2020	$311,865	$412,255	$298,991
12/31/2020	$387,570	$462,336	$347,577
3/31/2021	$448,070	$490,885	$386,679
6/30/2021	$488,259	$532,850	$406,825
9/30/2021	$497,597	$535,951	$403,652
12/31/2021	$521,406	$595,051	$435,016
3/31/2022	$508,056	$567,688	$431,797
6/30/2022	$417,886	$476,284	$379,074
9/30/2022	$410,270	$453,029	$357,770
12/31/2022	$452,799	$487,282	$402,205
3/31/2023	$489,731	$523,814	$406,268
6/30/2023	$532,332	$569,607	$422,803
9/30/2023	$525,734	$550,961	$409,442
12/31/2023	$593,982	$615,377	$448,339
3/31/2024	$655,393	$680,336	$488,645
6/30/2024	$629,663	$709,480	$478,041
9/30/2024	$676,505	$751,245	$523,121

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/30/16
Institutional	28.68%	17.07%	13.55%
S&P 500 Index	36.35%	15.98%	15.08%
Russell 1000 Value Index	27.76%	10.69%	9.88%

AssetsNet	$ 23,077,845,142
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 123,116,141
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$23,077,845,142
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$123,116,141

Holdings [Text Block]

Sector allocation

Financials	39.0%
Communication Services	9.7%
Industrials	9.5%
Energy	8.4%
Health Care	8.4%
Consumer Discretionary	6.2%
Consumer Staples	5.1%
Materials	3.3%
Information Technology	2.9%
Real Estate	2.7%
Short Term Investments & Other, Net	4.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Deere & Co.	2.9%
Citigroup, Inc.	2.9%
Charles Schwab Corp.	2.7%
General Motors Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
American International Group, Inc.	2.7%
CBRE Group, Inc., Class A	2.7%
IQVIA Holdings, Inc.	2.7%

Material Fund Change [Text Block]
C000225884
Shareholder Report [Line Items]
Fund Name	Oakmark Fund
Class Name	R6 Class
Trading Symbol	OAZMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.62%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	R6	S&P 500 Index	Russell 1000 Value Index
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,018,774	$1,017,200	$1,009,900
3/31/2021	$1,177,788	$1,080,012	$1,123,514
6/30/2021	$1,283,533	$1,172,340	$1,182,049
9/30/2021	$1,308,188	$1,179,164	$1,172,829
12/31/2021	$1,371,107	$1,309,191	$1,263,958
3/31/2022	$1,336,009	$1,248,988	$1,254,604
6/30/2022	$1,099,072	$1,047,887	$1,101,417
9/30/2022	$1,079,049	$996,723	$1,039,518
12/31/2022	$1,190,946	$1,072,086	$1,168,626
3/31/2023	$1,288,318	$1,152,461	$1,180,429
6/30/2023	$1,400,599	$1,253,210	$1,228,472
9/30/2023	$1,383,361	$1,212,188	$1,189,652
12/31/2023	$1,563,180	$1,353,911	$1,302,669
3/31/2024	$1,724,888	$1,496,829	$1,419,779
6/30/2024	$1,657,303	$1,560,950	$1,388,970
9/30/2024	$1,780,914	$1,652,837	$1,519,950

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 12/15/20
R6	28.74%	16.44%
S&P 500 Index	36.35%	14.17%
Russell 1000 Value Index	27.76%	11.69%

AssetsNet	$ 23,077,845,142
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 123,116,141
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$23,077,845,142
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$123,116,141

Holdings [Text Block]

Sector allocation

Financials	39.0%
Communication Services	9.7%
Industrials	9.5%
Energy	8.4%
Health Care	8.4%
Consumer Discretionary	6.2%
Consumer Staples	5.1%
Materials	3.3%
Information Technology	2.9%
Real Estate	2.7%
Short Term Investments & Other, Net	4.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Deere & Co.	2.9%
Citigroup, Inc.	2.9%
Charles Schwab Corp.	2.7%
General Motors Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
American International Group, Inc.	2.7%
CBRE Group, Inc., Class A	2.7%
IQVIA Holdings, Inc.	2.7%

Material Fund Change [Text Block]
C000007556
Shareholder Report [Line Items]
Fund Name	Oakmark Select Fund
Class Name	Investor Class
Trading Symbol	OAKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 1000 Value Index
9/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,339	$10,493	$10,498
3/31/2015	$10,238	$10,593	$10,422
6/30/2015	$10,225	$10,622	$10,434
9/30/2015	$9,325	$9,939	$9,558
12/31/2015	$9,969	$10,638	$10,098
3/31/2016	$9,415	$10,782	$10,263
6/30/2016	$9,666	$11,047	$10,733
9/30/2016	$10,421	$11,472	$11,107
12/31/2016	$11,495	$11,911	$11,849
3/31/2017	$11,840	$12,633	$12,236
6/30/2017	$12,062	$13,023	$12,400
9/30/2017	$12,777	$13,607	$12,787
12/31/2017	$13,302	$14,511	$13,469
3/31/2018	$12,784	$14,401	$13,087
6/30/2018	$12,731	$14,896	$13,242
9/30/2018	$12,768	$16,044	$13,997
12/31/2018	$9,993	$13,875	$12,356
3/31/2019	$11,339	$15,769	$13,830
6/30/2019	$11,853	$16,447	$14,361
9/30/2019	$11,448	$16,727	$14,557
12/31/2019	$12,760	$18,244	$15,635
3/31/2020	$8,609	$14,668	$11,456
6/30/2020	$10,611	$17,682	$13,093
9/30/2020	$11,167	$19,260	$13,825
12/31/2020	$14,133	$21,600	$16,072
3/31/2021	$16,406	$22,934	$17,880
6/30/2021	$17,712	$24,895	$18,811
9/30/2021	$18,314	$25,040	$18,664
12/31/2021	$18,945	$27,801	$20,115
3/31/2022	$17,795	$26,522	$19,966
6/30/2022	$14,870	$22,252	$17,528
9/30/2022	$13,985	$21,165	$16,543
12/31/2022	$14,638	$22,766	$18,597
3/31/2023	$16,235	$24,473	$18,785
6/30/2023	$18,249	$26,612	$19,550
9/30/2023	$18,264	$25,741	$18,932
12/31/2023	$20,932	$28,750	$20,731
3/31/2024	$22,235	$31,785	$22,594
6/30/2024	$20,858	$33,147	$22,104
9/30/2024	$22,541	$35,098	$24,188

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Investor Class	23.42%	14.51%	8.47%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%

AssetsNet	$ 6,674,153,732
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 43,269,266
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,674,153,732
# of Portfolio Holdings	22
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$43,269,266

Holdings [Text Block]

Sector allocation

Financials	30.0%
Communication Services	12.9%
Industrials	12.0%
Health Care	10.7%
Energy	9.4%
Real Estate	7.6%
Consumer Discretionary	6.2%
Information Technology	5.0%
Short Term Investments & Other, Net	6.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

CBRE Group, Inc., Class A	7.6%
Alphabet, Inc., Class A	7.3%
First Citizens BancShares, Inc., Class A	7.0%
IQVIA Holdings, Inc.	6.8%
Deere & Co.	6.5%
Lithia Motors, Inc.	6.2%
Paycom Software, Inc.	5.5%
Salesforce, Inc.	5.0%
Charles Schwab Corp.	4.9%
Capital One Financial Corp.	4.9%

Material Fund Change [Text Block]
C000174797
Shareholder Report [Line Items]
Fund Name	Oakmark Select Fund
Class Name	Advisor Class
Trading Symbol	OAYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Advisor	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$102,671	$101,977	$102,500
3/31/2017	$105,795	$108,163	$105,852
6/30/2017	$107,799	$111,503	$107,270
9/30/2017	$114,238	$116,499	$110,617
12/31/2017	$118,968	$124,240	$116,513
3/31/2018	$114,385	$123,297	$113,216
6/30/2018	$113,961	$127,530	$114,552
9/30/2018	$114,335	$137,364	$121,081
12/31/2018	$89,544	$118,793	$106,890
3/31/2019	$101,611	$135,005	$119,642
6/30/2019	$106,244	$140,816	$124,237
9/30/2019	$102,632	$143,207	$125,926
12/31/2019	$114,458	$156,196	$135,257
3/31/2020	$77,247	$125,585	$99,103
6/30/2020	$95,245	$151,384	$113,265
9/30/2020	$100,260	$164,902	$119,596
12/31/2020	$126,936	$184,934	$139,031
3/31/2021	$147,360	$196,354	$154,672
6/30/2021	$159,159	$213,140	$162,730
9/30/2021	$164,609	$214,381	$161,461
12/31/2021	$170,348	$238,021	$174,006
3/31/2022	$160,066	$227,075	$172,719
6/30/2022	$133,791	$190,513	$151,630
9/30/2022	$125,848	$181,211	$143,108
12/31/2022	$131,767	$194,913	$160,882
3/31/2023	$146,206	$209,526	$162,507
6/30/2023	$164,408	$227,843	$169,121
9/30/2023	$164,568	$220,385	$163,777
12/31/2023	$188,670	$246,151	$179,336
3/31/2024	$200,460	$272,134	$195,458
6/30/2024	$188,133	$283,792	$191,216
9/30/2024	$203,334	$300,498	$209,248

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/30/16
Advisor	23.56%	14.65%	9.48%
S&P 500 Index	36.35%	15.98%	15.08%
Russell 1000 Value Index	27.76%	10.69%	9.88%

AssetsNet	$ 6,674,153,732
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 43,269,266
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,674,153,732
# of Portfolio Holdings	22
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$43,269,266

Holdings [Text Block]

Sector allocation

Financials	30.0%
Communication Services	12.9%
Industrials	12.0%
Health Care	10.7%
Energy	9.4%
Real Estate	7.6%
Consumer Discretionary	6.2%
Information Technology	5.0%
Short Term Investments & Other, Net	6.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

CBRE Group, Inc., Class A	7.6%
Alphabet, Inc., Class A	7.3%
First Citizens BancShares, Inc., Class A	7.0%
IQVIA Holdings, Inc.	6.8%
Deere & Co.	6.5%
Lithia Motors, Inc.	6.2%
Paycom Software, Inc.	5.5%
Salesforce, Inc.	5.0%
Charles Schwab Corp.	4.9%
Capital One Financial Corp.	4.9%

Material Fund Change [Text Block]
C000174798
Shareholder Report [Line Items]
Fund Name	Oakmark Select Fund
Class Name	Institutional Class
Trading Symbol	OANLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Line Graph [Table Text Block]
	Institutional	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$256,678	$254,942	$256,250
3/31/2017	$264,488	$270,407	$264,629
6/30/2017	$269,497	$278,757	$268,175
9/30/2017	$285,655	$291,247	$276,542
12/31/2017	$297,524	$310,599	$291,282
3/31/2018	$286,064	$308,241	$283,039
6/30/2018	$285,005	$318,826	$286,379
9/30/2018	$285,939	$343,410	$302,702
12/31/2018	$223,973	$296,982	$267,226
3/31/2019	$254,220	$337,514	$299,106
6/30/2019	$265,808	$352,040	$310,591
9/30/2019	$256,839	$358,018	$314,815
12/31/2019	$286,402	$390,490	$338,143
3/31/2020	$193,290	$313,962	$247,758
6/30/2020	$238,393	$378,460	$283,162
9/30/2020	$251,006	$412,255	$298,991
12/31/2020	$317,838	$462,336	$347,577
3/31/2021	$369,156	$490,885	$386,679
6/30/2021	$398,821	$532,850	$406,825
9/30/2021	$412,528	$535,951	$403,652
12/31/2021	$426,996	$595,051	$435,016
3/31/2022	$401,307	$567,688	$431,797
6/30/2022	$335,554	$476,284	$379,074
9/30/2022	$315,655	$453,029	$357,770
12/31/2022	$330,620	$487,282	$402,205
3/31/2023	$366,887	$523,814	$406,268
6/30/2023	$412,589	$569,607	$422,803
9/30/2023	$413,191	$550,961	$409,442
12/31/2023	$473,748	$615,377	$448,339
3/31/2024	$503,534	$680,336	$488,645
6/30/2024	$472,670	$709,480	$478,041
9/30/2024	$511,082	$751,245	$523,121

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/30/16
Institutional	23.69%	14.75%	9.56%
S&P 500 Index	36.35%	15.98%	15.08%
Russell 1000 Value Index	27.76%	10.69%	9.88%

AssetsNet	$ 6,674,153,732
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 43,269,266
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,674,153,732
# of Portfolio Holdings	22
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$43,269,266

Holdings [Text Block]

Sector allocation

Financials	30.0%
Communication Services	12.9%
Industrials	12.0%
Health Care	10.7%
Energy	9.4%
Real Estate	7.6%
Consumer Discretionary	6.2%
Information Technology	5.0%
Short Term Investments & Other, Net	6.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

CBRE Group, Inc., Class A	7.6%
Alphabet, Inc., Class A	7.3%
First Citizens BancShares, Inc., Class A	7.0%
IQVIA Holdings, Inc.	6.8%
Deere & Co.	6.5%
Lithia Motors, Inc.	6.2%
Paycom Software, Inc.	5.5%
Salesforce, Inc.	5.0%
Charles Schwab Corp.	4.9%
Capital One Financial Corp.	4.9%

Material Fund Change [Text Block]
C000225885
Shareholder Report [Line Items]
Fund Name	Oakmark Select Fund
Class Name	R6 Class
Trading Symbol	OAZLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$82	0.73%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.73%
Line Graph [Table Text Block]
	R6	S&P 500 Index	Russell 1000 Value Index
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,008,192	$1,017,200	$1,009,900
3/31/2021	$1,170,972	$1,080,012	$1,123,514
6/30/2021	$1,264,860	$1,172,340	$1,182,049
9/30/2021	$1,308,549	$1,179,164	$1,172,829
12/31/2021	$1,354,479	$1,309,191	$1,263,958
3/31/2022	$1,272,978	$1,248,988	$1,254,604
6/30/2022	$1,064,581	$1,047,887	$1,101,417
9/30/2022	$1,001,871	$996,723	$1,039,518
12/31/2022	$1,049,371	$1,072,086	$1,168,626
3/31/2023	$1,164,717	$1,152,461	$1,180,429
6/30/2023	$1,310,014	$1,253,210	$1,228,472
9/30/2023	$1,311,714	$1,212,188	$1,189,652
12/31/2023	$1,504,477	$1,353,911	$1,302,669
3/31/2024	$1,599,068	$1,496,829	$1,419,779
6/30/2024	$1,501,266	$1,560,950	$1,388,970
9/30/2024	$1,623,251	$1,652,837	$1,519,950

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 12/15/20
R6	23.75%	13.63%
S&P 500 Index	36.35%	14.17%
Russell 1000 Value Index	27.76%	11.69%

AssetsNet	$ 6,674,153,732
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 43,269,266
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,674,153,732
# of Portfolio Holdings	22
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$43,269,266

Holdings [Text Block]

Sector allocation

Financials	30.0%
Communication Services	12.9%
Industrials	12.0%
Health Care	10.7%
Energy	9.4%
Real Estate	7.6%
Consumer Discretionary	6.2%
Information Technology	5.0%
Short Term Investments & Other, Net	6.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

CBRE Group, Inc., Class A	7.6%
Alphabet, Inc., Class A	7.3%
First Citizens BancShares, Inc., Class A	7.0%
IQVIA Holdings, Inc.	6.8%
Deere & Co.	6.5%
Lithia Motors, Inc.	6.2%
Paycom Software, Inc.	5.5%
Salesforce, Inc.	5.0%
Charles Schwab Corp.	4.9%
Capital One Financial Corp.	4.9%

Material Fund Change [Text Block]
C000007560
Shareholder Report [Line Items]
Fund Name	Oakmark Global Fund
Class Name	Investor Class
Trading Symbol	OAKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$122	1.12%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.12%
Line Graph [Table Text Block]
	Investor Class	MSCI World Index (Net)
9/30/2014	$10,000	$10,000
12/31/2014	$10,305	$10,101
3/31/2015	$10,524	$10,335
6/30/2015	$10,432	$10,367
9/30/2015	$9,308	$9,491
12/31/2015	$9,853	$10,013
3/31/2016	$9,137	$9,978
6/30/2016	$8,803	$10,078
9/30/2016	$9,581	$10,569
12/31/2016	$10,312	$10,765
3/31/2017	$11,095	$11,451
6/30/2017	$11,572	$11,912
9/30/2017	$12,612	$12,489
12/31/2017	$13,104	$13,176
3/31/2018	$12,768	$13,007
6/30/2018	$12,729	$13,233
9/30/2018	$12,741	$13,892
12/31/2018	$10,619	$12,028
3/31/2019	$11,955	$13,529
6/30/2019	$12,470	$14,071
9/30/2019	$12,425	$14,146
12/31/2019	$13,763	$15,357
3/31/2020	$8,964	$12,124
6/30/2020	$10,839	$14,471
9/30/2020	$11,588	$15,618
12/31/2020	$15,001	$17,799
3/31/2021	$16,658	$18,675
6/30/2021	$17,738	$20,121
9/30/2021	$17,146	$20,119
12/31/2021	$17,822	$21,682
3/31/2022	$16,836	$20,565
6/30/2022	$14,401	$17,236
9/30/2022	$12,732	$16,169
12/31/2022	$14,820	$17,748
3/31/2023	$16,382	$19,121
6/30/2023	$17,081	$20,426
9/30/2023	$16,155	$19,719
12/31/2023	$17,376	$21,970
3/31/2024	$18,132	$23,921
6/30/2024	$17,587	$24,551
9/30/2024	$18,910	$26,114

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Investor Class	17.06%	8.76%	6.58%
MSCI World Index (Net)	32.43%	13.04%	10.07%

AssetsNet	$ 1,174,155,547
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 9,325,543
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,174,155,547
# of Portfolio Holdings	47
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$9,325,543

Holdings [Text Block]

Geographic allocation

United States	54.2%
Germany	10.8%
United Kingdom	8.4%
Switzerland	8.0%
France	5.1%
Netherlands	3.9%
Ireland	3.1%
China	2.0%
South Korea	2.0%
Belgium	1.7%
Other	0.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Sector allocation

Financials	28.9%
Health Care	17.1%
Consumer Discretionary	16.7%
Communication Services	9.5%
Industrials	8.0%
Information Technology	5.8%
Consumer Staples	5.0%
Materials	4.0%
Energy	1.7%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Bayer AG	4.0%
CNH Industrial NV	3.8%
Mercedes-Benz Group AG	3.5%
Alphabet, Inc., Class A	3.1%
Kering SA	3.1%
IQVIA Holdings, Inc.	3.0%
Centene Corp.	3.0%
Interpublic Group of Cos., Inc.	3.0%
Corebridge Financial, Inc.	2.9%
Capital One Financial Corp.	2.8%

Material Fund Change [Text Block]
C000174801
Shareholder Report [Line Items]
Fund Name	Oakmark Global Fund
Class Name	Advisor Class
Trading Symbol	OAYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Line Graph [Table Text Block]
	Advisor	MSCI World Index (Net)
11/30/2016	$100,000	$100,000
12/31/2016	$103,123	$102,393
3/31/2017	$110,985	$108,921
6/30/2017	$115,834	$113,307
9/30/2017	$126,231	$118,789
12/31/2017	$131,217	$125,329
3/31/2018	$127,851	$123,724
6/30/2018	$127,494	$125,869
9/30/2018	$127,613	$132,138
12/31/2018	$106,423	$114,411
3/31/2019	$119,868	$128,689
6/30/2019	$125,028	$133,838
9/30/2019	$124,621	$134,553
12/31/2019	$138,118	$146,069
3/31/2020	$89,946	$115,319
6/30/2020	$108,857	$137,643
9/30/2020	$116,384	$148,557
12/31/2020	$150,746	$169,297
3/31/2021	$167,448	$177,630
6/30/2021	$178,394	$191,385
9/30/2021	$172,544	$191,372
12/31/2021	$179,393	$206,233
3/31/2022	$169,562	$195,606
6/30/2022	$145,087	$163,944
9/30/2022	$128,323	$153,800
12/31/2022	$149,452	$168,819
3/31/2023	$165,332	$181,870
6/30/2023	$172,436	$194,291
9/30/2023	$163,190	$187,565
12/31/2023	$175,599	$208,977
3/31/2024	$183,357	$227,535
6/30/2024	$177,894	$233,523
9/30/2024	$191,389	$248,386

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/30/16
Advisor	17.28%	8.96%	8.64%
MSCI World Index (Net)	32.43%	13.04%	12.32%

AssetsNet	$ 1,174,155,547
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 9,325,543
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,174,155,547
# of Portfolio Holdings	47
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$9,325,543

Holdings [Text Block]

Geographic allocation

United States	54.2%
Germany	10.8%
United Kingdom	8.4%
Switzerland	8.0%
France	5.1%
Netherlands	3.9%
Ireland	3.1%
China	2.0%
South Korea	2.0%
Belgium	1.7%
Other	0.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Sector allocation

Financials	28.9%
Health Care	17.1%
Consumer Discretionary	16.7%
Communication Services	9.5%
Industrials	8.0%
Information Technology	5.8%
Consumer Staples	5.0%
Materials	4.0%
Energy	1.7%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Bayer AG	4.0%
CNH Industrial NV	3.8%
Mercedes-Benz Group AG	3.5%
Alphabet, Inc., Class A	3.1%
Kering SA	3.1%
IQVIA Holdings, Inc.	3.0%
Centene Corp.	3.0%
Interpublic Group of Cos., Inc.	3.0%
Corebridge Financial, Inc.	2.9%
Capital One Financial Corp.	2.8%

Material Fund Change [Text Block]
C000174802
Shareholder Report [Line Items]
Fund Name	Oakmark Global Fund
Class Name	Institutional Class
Trading Symbol	OANGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Institutional	MSCI World Index (Net)
11/30/2016	$250,000	$250,000
12/31/2016	$257,807	$255,982
3/31/2017	$277,461	$272,303
6/30/2017	$289,677	$283,267
9/30/2017	$315,760	$296,974
12/31/2017	$328,290	$313,323
3/31/2018	$319,968	$309,309
6/30/2018	$319,077	$314,673
9/30/2018	$319,473	$330,346
12/31/2018	$266,456	$286,028
3/31/2019	$300,117	$321,723
6/30/2019	$313,151	$334,594
9/30/2019	$312,131	$336,383
12/31/2019	$345,946	$365,172
3/31/2020	$225,407	$288,297
6/30/2020	$272,774	$344,108
9/30/2020	$291,627	$371,391
12/31/2020	$377,764	$423,243
3/31/2021	$419,738	$444,074
6/30/2021	$447,168	$478,464
9/30/2021	$432,507	$478,430
12/31/2021	$449,774	$515,583
3/31/2022	$425,125	$489,015
6/30/2022	$363,763	$409,861
9/30/2022	$321,730	$384,500
12/31/2022	$374,694	$422,048
3/31/2023	$414,522	$454,676
6/30/2023	$432,470	$485,728
9/30/2023	$409,281	$468,913
12/31/2023	$440,443	$522,442
3/31/2024	$459,908	$568,838
6/30/2024	$446,337	$583,807
9/30/2024	$480,196	$620,965

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/30/16
Institutional	17.33%	9.00%	8.69%
MSCI World Index (Net)	32.43%	13.04%	12.32%

AssetsNet	$ 1,174,155,547
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 9,325,543
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,174,155,547
# of Portfolio Holdings	47
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$9,325,543

Holdings [Text Block]

Geographic allocation

United States	54.2%
Germany	10.8%
United Kingdom	8.4%
Switzerland	8.0%
France	5.1%
Netherlands	3.9%
Ireland	3.1%
China	2.0%
South Korea	2.0%
Belgium	1.7%
Other	0.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Sector allocation

Financials	28.9%
Health Care	17.1%
Consumer Discretionary	16.7%
Communication Services	9.5%
Industrials	8.0%
Information Technology	5.8%
Consumer Staples	5.0%
Materials	4.0%
Energy	1.7%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Bayer AG	4.0%
CNH Industrial NV	3.8%
Mercedes-Benz Group AG	3.5%
Alphabet, Inc., Class A	3.1%
Kering SA	3.1%
IQVIA Holdings, Inc.	3.0%
Centene Corp.	3.0%
Interpublic Group of Cos., Inc.	3.0%
Corebridge Financial, Inc.	2.9%
Capital One Financial Corp.	2.8%

Material Fund Change [Text Block]
C000225887
Shareholder Report [Line Items]
Fund Name	Oakmark Global Fund
Class Name	R6 Class
Trading Symbol	OAZGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Line Graph [Table Text Block]
	R6	MSCI World Index (Net)
12/15/2020	$1,000,000	$1,000,000
12/31/2020	$1,018,164	$1,018,000
3/31/2021	$1,130,975	$1,068,102
6/30/2021	$1,205,226	$1,150,818
9/30/2021	$1,165,711	$1,150,736
12/31/2021	$1,212,122	$1,240,100
3/31/2022	$1,145,676	$1,176,197
6/30/2022	$980,609	$985,812
9/30/2022	$867,650	$924,814
12/31/2022	$1,010,348	$1,015,126
3/31/2023	$1,117,742	$1,093,603
6/30/2023	$1,166,140	$1,168,290
9/30/2023	$1,103,258	$1,127,846
12/31/2023	$1,187,279	$1,256,595
3/31/2024	$1,240,154	$1,368,189
6/30/2024	$1,203,179	$1,404,193
9/30/2024	$1,294,878	$1,493,567

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 12/15/20
R6	17.37%	7.05%
MSCI World Index (Net)	32.43%	11.16%

AssetsNet	$ 1,174,155,547
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 9,325,543
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,174,155,547
# of Portfolio Holdings	47
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$9,325,543

Holdings [Text Block]

Geographic allocation

United States	54.2%
Germany	10.8%
United Kingdom	8.4%
Switzerland	8.0%
France	5.1%
Netherlands	3.9%
Ireland	3.1%
China	2.0%
South Korea	2.0%
Belgium	1.7%
Other	0.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Sector allocation

Financials	28.9%
Health Care	17.1%
Consumer Discretionary	16.7%
Communication Services	9.5%
Industrials	8.0%
Information Technology	5.8%
Consumer Staples	5.0%
Materials	4.0%
Energy	1.7%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Bayer AG	4.0%
CNH Industrial NV	3.8%
Mercedes-Benz Group AG	3.5%
Alphabet, Inc., Class A	3.1%
Kering SA	3.1%
IQVIA Holdings, Inc.	3.0%
Centene Corp.	3.0%
Interpublic Group of Cos., Inc.	3.0%
Corebridge Financial, Inc.	2.9%
Capital One Financial Corp.	2.8%

Material Fund Change [Text Block]
C000007558
Shareholder Report [Line Items]
Fund Name	Oakmark Equity and Income Fund
Class Name	Investor Class
Trading Symbol	OAKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 / 40% Bloomberg U.S. Aggregate
9/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$10,375	$10,493	$10,179	$10,367
3/31/2015	$10,469	$10,593	$10,343	$10,502
6/30/2015	$10,476	$10,622	$10,169	$10,448
9/30/2015	$9,747	$9,939	$10,294	$10,094
12/31/2015	$9,898	$10,638	$10,236	$10,499
3/31/2016	$9,974	$10,782	$10,546	$10,720
6/30/2016	$9,933	$11,047	$10,779	$10,974
9/30/2016	$10,463	$11,472	$10,828	$11,248
12/31/2016	$10,984	$11,911	$10,506	$11,371
3/31/2017	$11,439	$12,633	$10,592	$11,821
6/30/2017	$11,634	$13,023	$10,745	$12,108
9/30/2017	$12,063	$13,607	$10,837	$12,473
12/31/2017	$12,572	$14,511	$10,879	$12,987
3/31/2018	$12,369	$14,401	$10,720	$12,861
6/30/2018	$12,397	$14,896	$10,703	$13,117
9/30/2018	$12,701	$16,044	$10,705	$13,719
12/31/2018	$11,525	$13,875	$10,881	$12,682
3/31/2019	$12,537	$15,769	$11,201	$13,863
6/30/2019	$12,970	$16,447	$11,546	$14,412
9/30/2019	$12,992	$16,727	$11,808	$14,694
12/31/2019	$13,750	$18,244	$11,829	$15,497
3/31/2020	$10,721	$14,668	$12,201	$13,811
6/30/2020	$12,289	$17,682	$12,555	$15,650
9/30/2020	$12,875	$19,260	$12,633	$16,533
12/31/2020	$14,944	$21,600	$12,718	$17,779
3/31/2021	$16,476	$22,934	$12,289	$18,190
6/30/2021	$17,466	$24,895	$12,514	$19,252
9/30/2021	$17,535	$25,040	$12,520	$19,329
12/31/2021	$18,165	$27,801	$12,522	$20,599
3/31/2022	$17,486	$26,522	$11,779	$19,555
6/30/2022	$15,377	$22,252	$11,227	$17,281
9/30/2022	$14,757	$21,165	$10,693	$16,460
12/31/2022	$15,818	$22,766	$10,893	$17,347
3/31/2023	$16,334	$24,473	$11,216	$18,331
6/30/2023	$17,205	$26,612	$11,122	$19,222
9/30/2023	$16,882	$25,741	$10,762	$18,599
12/31/2023	$18,561	$28,750	$11,496	$20,410
3/31/2024	$19,474	$31,785	$11,407	$21,623
6/30/2024	$19,047	$33,147	$11,415	$22,185
9/30/2024	$20,221	$35,098	$12,008	$23,429

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Investor Class	19.78%	9.25%	7.30%
S&P 500 Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
60% S&P 500 / 40% Bloomberg U.S. Aggregate	25.98%	9.78%	8.89%

AssetsNet	$ 6,545,850,138
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 33,797,093
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,545,850,138
# of Portfolio Holdings	259
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$33,797,093

Holdings [Text Block]

Asset allocation

Common Stocks	60.1%
Corporate Bonds	16.5%
Government and Agency Securities	8.0%
Mortgage-Backed Securities	4.3%
Asset Backed Securities	3.8%
Collateralized Mortgage Obligations	3.1%
Bank Loans	2.1%
Short-Term Investments	1.8%
Convertible Bond	0.2%
Preferred Stocks	0.1%
Total	100.0%

Sector allocation

Financials	36.7%
Consumer Discretionary	12.4%
Communication Services	9.3%
Industrials	8.1%
U.S. Government	8.0%
Health Care	7.2%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.8%
Real Estate	2.0%
Information Technology	2.0%
Utilities	0.2%
Short Term Investments & Other, Net	1.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Notes, 2.875%, due 05/15/32	3.2%
Alphabet, Inc., Class A	3.0%
Fiserv, Inc.	2.6%
Glencore PLC	2.0%
IQVIA Holdings, Inc.	1.9%
Centene Corp.	1.9%
Charles Schwab Corp.	1.8%
Deere & Co.	1.8%
Charter Communications, Inc., Class A	1.7%
American International Group, Inc.	1.7%

Material Fund Change [Text Block]
C000174799
Shareholder Report [Line Items]
Fund Name	Oakmark Equity and Income Fund
Class Name	Advisor Class
Trading Symbol	OAYBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Advisor	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 / 40% Bloomberg U.S. Aggregate
11/30/2016	$100,000	$100,000	$100,000	$100,000
12/31/2016	$101,535	$101,977	$100,140	$101,240
3/31/2017	$105,772	$108,163	$100,961	$105,239
6/30/2017	$107,608	$111,503	$102,425	$107,796
9/30/2017	$111,645	$116,499	$103,296	$111,052
12/31/2017	$116,396	$124,240	$103,699	$115,627
3/31/2018	$114,552	$123,297	$102,185	$114,505
6/30/2018	$114,878	$127,530	$102,021	$116,784
9/30/2018	$117,698	$137,364	$102,041	$122,145
12/31/2018	$106,853	$118,793	$103,715	$112,910
3/31/2019	$116,318	$135,005	$106,764	$123,422
6/30/2019	$120,334	$140,816	$110,052	$128,310
9/30/2019	$120,533	$143,207	$112,551	$130,825
12/31/2019	$127,614	$156,196	$112,753	$137,968
3/31/2020	$99,570	$125,585	$116,305	$122,957
6/30/2020	$114,135	$151,384	$119,678	$139,335
9/30/2020	$119,614	$164,902	$120,420	$147,193
12/31/2020	$138,899	$184,934	$121,227	$158,292
3/31/2021	$153,193	$196,354	$117,141	$161,948
6/30/2021	$162,540	$213,140	$119,285	$171,406
9/30/2021	$163,266	$214,381	$119,345	$172,092
12/31/2021	$169,175	$238,021	$119,357	$183,398
3/31/2022	$162,949	$227,075	$112,279	$174,100
6/30/2022	$143,433	$190,513	$107,013	$153,852
9/30/2022	$137,701	$181,211	$101,930	$146,544
12/31/2022	$147,688	$194,913	$103,836	$154,443
3/31/2023	$152,612	$209,526	$106,909	$163,200
6/30/2023	$160,854	$227,843	$106,011	$171,131
9/30/2023	$157,939	$220,385	$102,587	$165,586
12/31/2023	$173,742	$246,151	$109,584	$181,715
3/31/2024	$182,446	$272,134	$108,729	$192,508
6/30/2024	$178,549	$283,792	$108,805	$197,514
9/30/2024	$189,622	$300,498	$114,463	$208,594

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/30/16
Advisor	20.06%	9.49%	8.51%
S&P 500 Index	36.35%	15.98%	15.08%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.73%
60% S&P 500 / 40% Bloomberg U.S. Aggregate	25.98%	9.78%	9.84%

AssetsNet	$ 6,545,850,138
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 33,797,093
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,545,850,138
# of Portfolio Holdings	259
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$33,797,093

Holdings [Text Block]

Asset allocation

Common Stocks	60.1%
Corporate Bonds	16.5%
Government and Agency Securities	8.0%
Mortgage-Backed Securities	4.3%
Asset Backed Securities	3.8%
Collateralized Mortgage Obligations	3.1%
Bank Loans	2.1%
Short-Term Investments	1.8%
Convertible Bond	0.2%
Preferred Stocks	0.1%
Total	100.0%

Sector allocation

Financials	36.7%
Consumer Discretionary	12.4%
Communication Services	9.3%
Industrials	8.1%
U.S. Government	8.0%
Health Care	7.2%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.8%
Real Estate	2.0%
Information Technology	2.0%
Utilities	0.2%
Short Term Investments & Other, Net	1.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Notes, 2.875%, due 05/15/32	3.2%
Alphabet, Inc., Class A	3.0%
Fiserv, Inc.	2.6%
Glencore PLC	2.0%
IQVIA Holdings, Inc.	1.9%
Centene Corp.	1.9%
Charles Schwab Corp.	1.8%
Deere & Co.	1.8%
Charter Communications, Inc., Class A	1.7%
American International Group, Inc.	1.7%

Material Fund Change [Text Block]
C000174800
Shareholder Report [Line Items]
Fund Name	Oakmark Equity and Income Fund
Class Name	Institutional Class
Trading Symbol	OANBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Line Graph [Table Text Block]
	Institutional	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 / 40% Bloomberg U.S. Aggregate
11/30/2016	$250,000	$250,000	$250,000	$250,000
12/31/2016	$253,837	$254,942	$250,350	$253,100
3/31/2017	$264,431	$270,407	$252,403	$263,097
6/30/2017	$269,102	$278,757	$256,063	$269,491
9/30/2017	$279,112	$291,247	$258,239	$277,629
12/31/2017	$291,031	$310,599	$259,246	$289,068
3/31/2018	$286,511	$308,241	$255,461	$286,264
6/30/2018	$287,234	$318,826	$255,053	$291,960
9/30/2018	$294,376	$343,410	$255,104	$305,361
12/31/2018	$267,301	$296,982	$259,287	$282,276
3/31/2019	$290,977	$337,514	$266,910	$308,556
6/30/2019	$301,124	$352,040	$275,131	$320,775
9/30/2019	$301,721	$358,018	$281,377	$327,062
12/31/2019	$319,429	$390,490	$281,883	$344,919
3/31/2020	$249,231	$313,962	$290,763	$307,392
6/30/2020	$285,799	$378,460	$299,195	$348,337
9/30/2020	$299,512	$412,255	$301,050	$367,983
12/31/2020	$347,896	$462,336	$303,067	$395,729
3/31/2021	$383,810	$490,885	$292,853	$404,870
6/30/2021	$407,223	$532,850	$298,213	$428,515
9/30/2021	$409,041	$535,951	$298,362	$430,229
12/31/2021	$423,856	$595,051	$298,391	$458,495
3/31/2022	$408,259	$567,688	$280,697	$435,249
6/30/2022	$359,362	$476,284	$267,532	$384,630
9/30/2022	$345,002	$453,029	$254,824	$366,360
12/31/2022	$370,020	$487,282	$259,590	$386,107
3/31/2023	$382,358	$523,814	$267,273	$407,999
6/30/2023	$403,006	$569,607	$265,028	$427,828
9/30/2023	$395,830	$550,961	$256,468	$413,966
12/31/2023	$435,403	$615,377	$273,959	$454,286
3/31/2024	$457,115	$680,336	$271,822	$481,271
6/30/2024	$447,377	$709,480	$272,012	$493,784
9/30/2024	$475,293	$751,245	$286,157	$521,485

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/30/16
Institutional	20.07%	9.51%	8.54%
S&P 500 Index	36.35%	15.98%	15.08%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.73%
60% S&P 500 / 40% Bloomberg U.S. Aggregate	25.98%	9.78%	9.84%

AssetsNet	$ 6,545,850,138
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 33,797,093
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,545,850,138
# of Portfolio Holdings	259
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$33,797,093

Holdings [Text Block]

Asset allocation

Common Stocks	60.1%
Corporate Bonds	16.5%
Government and Agency Securities	8.0%
Mortgage-Backed Securities	4.3%
Asset Backed Securities	3.8%
Collateralized Mortgage Obligations	3.1%
Bank Loans	2.1%
Short-Term Investments	1.8%
Convertible Bond	0.2%
Preferred Stocks	0.1%
Total	100.0%

Sector allocation

Financials	36.7%
Consumer Discretionary	12.4%
Communication Services	9.3%
Industrials	8.1%
U.S. Government	8.0%
Health Care	7.2%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.8%
Real Estate	2.0%
Information Technology	2.0%
Utilities	0.2%
Short Term Investments & Other, Net	1.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Notes, 2.875%, due 05/15/32	3.2%
Alphabet, Inc., Class A	3.0%
Fiserv, Inc.	2.6%
Glencore PLC	2.0%
IQVIA Holdings, Inc.	1.9%
Centene Corp.	1.9%
Charles Schwab Corp.	1.8%
Deere & Co.	1.8%
Charter Communications, Inc., Class A	1.7%
American International Group, Inc.	1.7%

Material Fund Change [Text Block]
C000225886
Shareholder Report [Line Items]
Fund Name	Oakmark Equity and Income Fund
Class Name	R6 Class
Trading Symbol	OAZBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Line Graph [Table Text Block]
	R6	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 / 40% Bloomberg U.S. Aggregate
12/15/2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,012,235	$1,017,200	$1,003,500	$1,011,800
3/31/2021	$1,116,733	$1,080,012	$969,657	$1,035,173
6/30/2021	$1,184,854	$1,172,340	$987,399	$1,095,627
9/30/2021	$1,190,476	$1,179,164	$987,911	$1,100,009
12/31/2021	$1,233,475	$1,309,191	$988,025	$1,172,280
3/31/2022	$1,188,445	$1,248,988	$929,396	$1,112,845
6/30/2022	$1,046,149	$1,047,887	$885,775	$983,421
9/30/2022	$1,004,360	$996,723	$843,679	$936,709
12/31/2022	$1,077,226	$1,072,086	$859,482	$987,197
3/31/2023	$1,113,513	$1,152,461	$884,940	$1,043,171
6/30/2023	$1,173,623	$1,253,210	$877,468	$1,093,870
9/30/2023	$1,152,731	$1,212,188	$849,116	$1,058,428
12/31/2023	$1,267,994	$1,353,911	$907,001	$1,161,519
3/31/2024	$1,331,329	$1,496,829	$899,966	$1,230,513
6/30/2024	$1,303,078	$1,560,950	$900,552	$1,262,507
9/30/2024	$1,384,122	$1,652,837	$947,346	$1,333,333

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 12/15/20
R6	20.07%	8.95%
S&P 500 Index	36.35%	14.17%
Bloomberg U.S. Aggregate Bond Index	11.57%	(1.42%)
60% S&P 500 / 40% Bloomberg U.S. Aggregate	25.98%	7.89%

AssetsNet	$ 6,545,850,138
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 33,797,093
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,545,850,138
# of Portfolio Holdings	259
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$33,797,093

Holdings [Text Block]

Asset allocation

Common Stocks	60.1%
Corporate Bonds	16.5%
Government and Agency Securities	8.0%
Mortgage-Backed Securities	4.3%
Asset Backed Securities	3.8%
Collateralized Mortgage Obligations	3.1%
Bank Loans	2.1%
Short-Term Investments	1.8%
Convertible Bond	0.2%
Preferred Stocks	0.1%
Total	100.0%

Sector allocation

Financials	36.7%
Consumer Discretionary	12.4%
Communication Services	9.3%
Industrials	8.1%
U.S. Government	8.0%
Health Care	7.2%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.8%
Real Estate	2.0%
Information Technology	2.0%
Utilities	0.2%
Short Term Investments & Other, Net	1.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Notes, 2.875%, due 05/15/32	3.2%
Alphabet, Inc., Class A	3.0%
Fiserv, Inc.	2.6%
Glencore PLC	2.0%
IQVIA Holdings, Inc.	1.9%
Centene Corp.	1.9%
Charles Schwab Corp.	1.8%
Deere & Co.	1.8%
Charter Communications, Inc., Class A	1.7%
American International Group, Inc.	1.7%

Material Fund Change [Text Block]
C000007562
Shareholder Report [Line Items]
Fund Name	Oakmark International Fund
Class Name	Investor Class
Trading Symbol	OAKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Line Graph [Table Text Block]
	Investor Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
9/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,955	$9,631	$9,643
3/31/2015	$10,603	$10,000	$10,114
6/30/2015	$10,483	$10,048	$10,176
9/30/2015	$9,102	$8,986	$9,135
12/31/2015	$9,574	$9,338	$9,566
3/31/2016	$9,291	$9,156	$9,278
6/30/2016	$8,570	$9,060	$9,142
9/30/2016	$9,708	$9,630	$9,730
12/31/2016	$10,331	$9,595	$9,661
3/31/2017	$11,305	$10,248	$10,361
6/30/2017	$12,002	$10,825	$10,995
9/30/2017	$13,094	$11,434	$11,589
12/31/2017	$13,405	$11,917	$12,079
3/31/2018	$13,034	$11,675	$11,895
6/30/2018	$12,378	$11,588	$11,747
9/30/2018	$12,265	$11,739	$11,906
12/31/2018	$10,265	$10,238	$10,413
3/31/2019	$11,193	$11,308	$11,452
6/30/2019	$11,569	$11,737	$11,873
9/30/2019	$11,479	$11,628	$11,746
12/31/2019	$12,750	$12,541	$12,706
3/31/2020	$7,890	$9,624	$9,805
6/30/2020	$9,817	$11,100	$11,264
9/30/2020	$10,174	$11,646	$11,805
12/31/2020	$13,377	$13,492	$13,700
3/31/2021	$14,582	$14,038	$14,176
6/30/2021	$15,207	$14,830	$14,909
9/30/2021	$14,443	$14,733	$14,842
12/31/2021	$14,586	$15,196	$15,241
3/31/2022	$13,319	$14,465	$14,341
6/30/2022	$11,751	$12,345	$12,260
9/30/2022	$10,006	$11,210	$11,112
12/31/2022	$12,303	$13,024	$13,039
3/31/2023	$14,014	$14,068	$14,144
6/30/2023	$14,441	$14,495	$14,561
9/30/2023	$13,447	$13,900	$13,962
12/31/2023	$14,617	$15,361	$15,417
3/31/2024	$14,633	$16,220	$16,308
6/30/2024	$14,007	$16,122	$16,240
9/30/2024	$15,238	$17,373	$17,419

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Investor Class	13.32%	5.83%	4.30%
MSCI World ex U.S. Index Global (Net)	24.98%	8.36%	5.68%
MSCI EAFE Index (Net)	24.77%	8.20%	5.71%

AssetsNet	$ 18,334,005,720
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 138,858,577
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$18,334,005,720
# of Portfolio Holdings	75
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$138,858,577

Holdings [Text Block]

Geographic allocation

Germany	25.4%
France	16.9%
United Kingdom	15.5%
Switzerland	7.6%
United States	6.9%
Netherlands	6.2%
Sweden	3.3%
South Korea	3.1%
Japan	2.2%
China	2.0%
Other	10.5%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	21.7%
Industrials	21.0%
Financials	19.0%
Health Care	13.4%
Consumer Staples	6.5%
Information Technology	5.6%
Materials	5.0%
Communication Services	4.7%
Short Term Investments & Other, Net	3.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Bayer AG	3.7%
CNH Industrial NV	3.6%
BNP Paribas SA	3.4%
Continental AG	3.0%
Kering SA	2.8%
Fresenius Medical Care AG	2.7%
Bayerische Motoren Werke AG	2.6%
Lloyds Banking Group PLC	2.5%
Mercedes-Benz Group AG	2.4%
Prudential PLC	2.4%

Material Fund Change [Text Block]
C000174804
Shareholder Report [Line Items]
Fund Name	Oakmark International Fund
Class Name	Advisor Class
Trading Symbol	OAYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Advisor	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$103,415	$103,266	$103,420
3/31/2017	$113,206	$110,297	$110,918
6/30/2017	$120,219	$116,507	$117,706
9/30/2017	$131,239	$123,057	$124,062
12/31/2017	$134,365	$128,264	$129,310
3/31/2018	$130,651	$125,649	$127,332
6/30/2018	$124,116	$124,713	$125,753
9/30/2018	$123,035	$126,342	$127,450
12/31/2018	$102,986	$110,191	$111,468
3/31/2019	$112,363	$121,705	$122,593
6/30/2019	$116,143	$126,318	$127,104
9/30/2019	$115,236	$125,143	$125,744
12/31/2019	$128,044	$134,974	$136,017
3/31/2020	$79,263	$103,578	$104,965
6/30/2020	$98,591	$119,469	$120,583
9/30/2020	$102,240	$125,348	$126,371
12/31/2020	$134,457	$145,214	$146,654
3/31/2021	$146,648	$151,084	$151,757
6/30/2021	$153,002	$159,614	$159,603
9/30/2021	$145,408	$158,562	$158,885
12/31/2021	$146,856	$163,546	$163,159
3/31/2022	$134,234	$155,681	$153,516
6/30/2022	$118,417	$132,865	$131,241
9/30/2022	$100,924	$120,648	$118,957
12/31/2022	$124,133	$140,174	$139,584
3/31/2023	$141,433	$151,414	$151,407
6/30/2023	$145,867	$156,003	$155,873
9/30/2023	$135,811	$149,602	$149,467
12/31/2023	$147,746	$165,321	$165,041
3/31/2024	$147,911	$174,566	$174,581
6/30/2024	$141,677	$173,514	$173,848
9/30/2024	$154,201	$186,975	$186,469

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/30/16
Advisor	13.54%	6.00%	5.68%
MSCI World ex U.S. Index Global (Net)	24.98%	8.36%	8.32%
MSCI EAFE Index (Net)	24.77%	8.20%	8.28%

AssetsNet	$ 18,334,005,720
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 138,858,577
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$18,334,005,720
# of Portfolio Holdings	75
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$138,858,577

Holdings [Text Block]

Geographic allocation

Germany	25.4%
France	16.9%
United Kingdom	15.5%
Switzerland	7.6%
United States	6.9%
Netherlands	6.2%
Sweden	3.3%
South Korea	3.1%
Japan	2.2%
China	2.0%
Other	10.5%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	21.7%
Industrials	21.0%
Financials	19.0%
Health Care	13.4%
Consumer Staples	6.5%
Information Technology	5.6%
Materials	5.0%
Communication Services	4.7%
Short Term Investments & Other, Net	3.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Bayer AG	3.7%
CNH Industrial NV	3.6%
BNP Paribas SA	3.4%
Continental AG	3.0%
Kering SA	2.8%
Fresenius Medical Care AG	2.7%
Bayerische Motoren Werke AG	2.6%
Lloyds Banking Group PLC	2.5%
Mercedes-Benz Group AG	2.4%
Prudential PLC	2.4%

Material Fund Change [Text Block]
C000174803
Shareholder Report [Line Items]
Fund Name	Oakmark International Fund
Class Name	Institutional Class
Trading Symbol	OANIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Line Graph [Table Text Block]
	Institutional	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$258,538	$258,165	$258,550
3/31/2017	$283,015	$275,742	$277,295
6/30/2017	$300,546	$291,267	$294,265
9/30/2017	$328,097	$307,643	$310,156
12/31/2017	$336,093	$320,659	$323,275
3/31/2018	$326,806	$314,123	$318,329
6/30/2018	$310,583	$311,782	$314,382
9/30/2018	$307,879	$315,854	$318,626
12/31/2018	$257,700	$275,478	$278,670
3/31/2019	$281,150	$304,262	$306,482
6/30/2019	$290,858	$315,796	$317,760
9/30/2019	$288,589	$312,858	$314,360
12/31/2019	$320,644	$337,436	$340,043
3/31/2020	$198,537	$258,946	$262,411
6/30/2020	$247,045	$298,673	$301,458
9/30/2020	$256,309	$313,369	$315,928
12/31/2020	$337,175	$363,035	$366,635
3/31/2021	$367,839	$377,710	$379,394
6/30/2021	$383,753	$399,036	$399,008
9/30/2021	$364,733	$396,405	$397,213
12/31/2021	$368,455	$408,865	$407,898
3/31/2022	$336,787	$389,203	$383,791
6/30/2022	$297,235	$332,163	$328,103
9/30/2022	$253,346	$301,620	$297,392
12/31/2022	$311,535	$350,435	$348,960
3/31/2023	$355,110	$378,535	$378,517
6/30/2023	$366,241	$390,007	$389,684
9/30/2023	$341,128	$374,004	$373,668
12/31/2023	$371,104	$413,303	$412,604
3/31/2024	$371,659	$436,414	$436,452
6/30/2024	$355,994	$433,784	$434,619
9/30/2024	$387,601	$467,439	$466,172

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/30/16
Institutional	13.62%	6.08%	5.76%
MSCI World ex U.S. Index Global (Net)	24.98%	8.36%	8.32%
MSCI EAFE Index (Net)	24.77%	8.20%	8.28%

AssetsNet	$ 18,334,005,720
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 138,858,577
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$18,334,005,720
# of Portfolio Holdings	75
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$138,858,577

Holdings [Text Block]

Geographic allocation

Germany	25.4%
France	16.9%
United Kingdom	15.5%
Switzerland	7.6%
United States	6.9%
Netherlands	6.2%
Sweden	3.3%
South Korea	3.1%
Japan	2.2%
China	2.0%
Other	10.5%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	21.7%
Industrials	21.0%
Financials	19.0%
Health Care	13.4%
Consumer Staples	6.5%
Information Technology	5.6%
Materials	5.0%
Communication Services	4.7%
Short Term Investments & Other, Net	3.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Bayer AG	3.7%
CNH Industrial NV	3.6%
BNP Paribas SA	3.4%
Continental AG	3.0%
Kering SA	2.8%
Fresenius Medical Care AG	2.7%
Bayerische Motoren Werke AG	2.6%
Lloyds Banking Group PLC	2.5%
Mercedes-Benz Group AG	2.4%
Prudential PLC	2.4%

Material Fund Change [Text Block]
C000225888
Shareholder Report [Line Items]
Fund Name	Oakmark International Fund
Class Name	R6 Class
Trading Symbol	OAZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Line Graph [Table Text Block]
	R6	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,008,517	$1,019,200	$1,021,500
3/31/2021	$1,100,658	$1,060,399	$1,057,048
6/30/2021	$1,148,664	$1,120,271	$1,111,698
9/30/2021	$1,091,754	$1,112,884	$1,106,695
12/31/2021	$1,103,122	$1,147,867	$1,136,465
3/31/2022	$1,008,344	$1,092,666	$1,069,300
6/30/2022	$889,970	$932,530	$914,145
9/30/2022	$758,618	$846,782	$828,581
12/31/2022	$933,305	$983,827	$972,256
3/31/2023	$1,063,789	$1,062,717	$1,054,607
6/30/2023	$1,097,528	$1,094,924	$1,085,718
9/30/2023	$1,022,327	$1,049,995	$1,041,095
12/31/2023	$1,112,303	$1,160,326	$1,149,577
3/31/2024	$1,113,964	$1,225,208	$1,216,022
6/30/2024	$1,067,030	$1,217,824	$1,210,915
9/30/2024	$1,162,144	$1,312,308	$1,298,827

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 12/15/20
R6	13.68%	4.04%
MSCI World ex U.S. Index Global (Net)	24.98%	7.43%
MSCI EAFE Index (Net)	24.77%	7.14%

AssetsNet	$ 18,334,005,720
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 138,858,577
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$18,334,005,720
# of Portfolio Holdings	75
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$138,858,577

Holdings [Text Block]

Geographic allocation

Germany	25.4%
France	16.9%
United Kingdom	15.5%
Switzerland	7.6%
United States	6.9%
Netherlands	6.2%
Sweden	3.3%
South Korea	3.1%
Japan	2.2%
China	2.0%
Other	10.5%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	21.7%
Industrials	21.0%
Financials	19.0%
Health Care	13.4%
Consumer Staples	6.5%
Information Technology	5.6%
Materials	5.0%
Communication Services	4.7%
Short Term Investments & Other, Net	3.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Bayer AG	3.7%
CNH Industrial NV	3.6%
BNP Paribas SA	3.4%
Continental AG	3.0%
Kering SA	2.8%
Fresenius Medical Care AG	2.7%
Bayerische Motoren Werke AG	2.6%
Lloyds Banking Group PLC	2.5%
Mercedes-Benz Group AG	2.4%
Prudential PLC	2.4%

Material Fund Change [Text Block]
C000007564
Shareholder Report [Line Items]
Fund Name	Oakmark International Small Cap Fund
Class Name	Investor Class
Trading Symbol	OAKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$147	1.33%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.33%
Line Graph [Table Text Block]
	Investor Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
9/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,735	$9,631	$9,662
3/31/2015	$10,631	$10,000	$10,051
6/30/2015	$10,835	$10,048	$10,470
9/30/2015	$9,630	$8,986	$9,629
12/31/2015	$9,807	$9,338	$10,189
3/31/2016	$9,697	$9,156	$10,250
6/30/2016	$9,468	$9,060	$10,119
9/30/2016	$10,271	$9,630	$10,929
12/31/2016	$10,426	$9,595	$10,629
3/31/2017	$11,425	$10,248	$11,438
6/30/2017	$12,461	$10,825	$12,271
9/30/2017	$12,939	$11,434	$13,162
12/31/2017	$13,144	$11,917	$13,929
3/31/2018	$12,700	$11,675	$13,859
6/30/2018	$12,626	$11,588	$13,729
9/30/2018	$12,107	$11,739	$13,612
12/31/2018	$10,025	$10,238	$11,413
3/31/2019	$11,329	$11,308	$12,660
6/30/2019	$11,851	$11,737	$12,883
9/30/2019	$11,755	$11,628	$12,848
12/31/2019	$13,224	$12,541	$14,313
3/31/2020	$8,160	$9,624	$10,249
6/30/2020	$10,176	$11,100	$12,469
9/30/2020	$11,022	$11,646	$13,731
12/31/2020	$13,887	$13,492	$16,141
3/31/2021	$15,490	$14,038	$16,929
6/30/2021	$16,673	$14,830	$17,743
9/30/2021	$16,369	$14,733	$17,871
12/31/2021	$16,542	$15,196	$17,940
3/31/2022	$14,670	$14,465	$16,643
6/30/2022	$12,465	$12,345	$13,658
9/30/2022	$11,070	$11,210	$12,366
12/31/2022	$14,149	$13,024	$14,246
3/31/2023	$15,077	$14,068	$14,957
6/30/2023	$15,656	$14,495	$15,031
9/30/2023	$15,171	$13,900	$14,507
12/31/2023	$16,912	$15,361	$16,045
3/31/2024	$16,998	$16,220	$16,459
6/30/2024	$16,469	$16,122	$16,202
9/30/2024	$18,429	$17,373	$17,896

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Investor Class	21.48%	9.41%	6.30%
MSCI World ex U.S. Index Global (Net)	24.98%	8.36%	5.68%
MSCI World ex U.S. Small Cap Index (Net)	23.35%	6.85%	5.99%

AssetsNet	$ 1,667,872,621
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 14,511,112
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,667,872,621
# of Portfolio Holdings	63
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$14,511,112

Holdings [Text Block]

Geographic allocation

United Kingdom	16.8%
Switzerland	9.7%
Germany	9.2%
Sweden	8.2%
Japan	7.2%
Italy	7.2%
Finland	6.1%
South Korea	4.6%
Netherlands	3.6%
Australia	3.6%
Other	23.2%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Industrials	31.9%
Financials	18.0%
Consumer Discretionary	10.0%
Information Technology	9.8%
Consumer Staples	6.6%
Health Care	6.1%
Materials	5.0%
Communication Services	4.8%
Real Estate	4.3%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

ISS AS	3.3%
Julius Baer Group Ltd.	3.2%
Duerr AG	3.0%
Azimut Holding SpA	2.9%
Atea ASA	2.8%
Lanxess AG	2.8%
BNK Financial Group, Inc.	2.8%
Nexi SpA	2.7%
Metso OYJ	2.5%
St. James's Place PLC	2.5%

Material Fund Change [Text Block]
C000174805
Shareholder Report [Line Items]
Fund Name	Oakmark International Small Cap Fund
Class Name	Advisor Class
Trading Symbol	OAYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$130	1.17%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.17%
Line Graph [Table Text Block]
	Advisor	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$103,178	$103,266	$102,770
3/31/2017	$113,136	$110,297	$110,591
6/30/2017	$123,376	$116,507	$118,642
9/30/2017	$128,107	$123,057	$127,255
12/31/2017	$130,207	$128,264	$134,674
3/31/2018	$125,801	$125,649	$134,001
6/30/2018	$125,140	$124,713	$132,741
9/30/2018	$119,926	$126,342	$131,613
12/31/2018	$99,373	$110,191	$110,344
3/31/2019	$112,283	$121,705	$122,405
6/30/2019	$117,463	$126,318	$124,559
9/30/2019	$116,666	$125,143	$124,223
12/31/2019	$131,226	$134,974	$138,384
3/31/2020	$80,926	$103,578	$99,097
6/30/2020	$100,998	$119,469	$120,561
9/30/2020	$109,475	$125,348	$132,762
12/31/2020	$137,971	$145,214	$156,062
3/31/2021	$153,881	$151,084	$163,678
6/30/2021	$165,712	$159,614	$171,551
9/30/2021	$162,856	$158,562	$172,786
12/31/2021	$164,540	$163,546	$173,460
3/31/2022	$146,009	$155,681	$160,919
6/30/2022	$124,153	$132,865	$132,050
9/30/2022	$110,358	$120,648	$119,558
12/31/2022	$141,017	$140,174	$137,743
3/31/2023	$150,350	$151,414	$144,616
6/30/2023	$156,120	$156,003	$145,325
9/30/2023	$151,368	$149,602	$140,267
12/31/2023	$168,832	$165,321	$155,136
3/31/2024	$169,698	$174,566	$159,138
6/30/2024	$164,503	$173,514	$156,656
9/30/2024	$184,243	$186,975	$173,026

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/30/16
Advisor	21.72%	9.57%	8.11%
MSCI World ex U.S. Index Global (Net)	24.98%	8.36%	8.32%
MSCI World ex U.S. Small Cap Index (Net)	23.35%	6.85%	7.25%

AssetsNet	$ 1,667,872,621
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 14,511,112
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,667,872,621
# of Portfolio Holdings	63
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$14,511,112

Holdings [Text Block]

Geographic allocation

United Kingdom	16.8%
Switzerland	9.7%
Germany	9.2%
Sweden	8.2%
Japan	7.2%
Italy	7.2%
Finland	6.1%
South Korea	4.6%
Netherlands	3.6%
Australia	3.6%
Other	23.2%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Industrials	31.9%
Financials	18.0%
Consumer Discretionary	10.0%
Information Technology	9.8%
Consumer Staples	6.6%
Health Care	6.1%
Materials	5.0%
Communication Services	4.8%
Real Estate	4.3%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

ISS AS	3.3%
Julius Baer Group Ltd.	3.2%
Duerr AG	3.0%
Azimut Holding SpA	2.9%
Atea ASA	2.8%
Lanxess AG	2.8%
BNK Financial Group, Inc.	2.8%
Nexi SpA	2.7%
Metso OYJ	2.5%
St. James's Place PLC	2.5%

Material Fund Change [Text Block]
C000174806
Shareholder Report [Line Items]
Fund Name	Oakmark International Small Cap Fund
Class Name	Institutional Class
Trading Symbol	OANEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$120	1.08%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.08%
Line Graph [Table Text Block]
	Institutional	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$257,945	$258,165	$256,925
3/31/2017	$282,839	$275,742	$276,477
6/30/2017	$308,439	$291,267	$296,605
9/30/2017	$320,445	$307,643	$318,138
12/31/2017	$325,819	$320,659	$336,685
3/31/2018	$314,799	$314,123	$335,002
6/30/2018	$313,146	$311,782	$331,853
9/30/2018	$300,473	$315,854	$329,032
12/31/2018	$249,155	$275,478	$275,861
3/31/2019	$281,401	$304,262	$306,012
6/30/2019	$294,419	$315,796	$311,398
9/30/2019	$292,216	$312,858	$310,557
12/31/2019	$328,914	$337,436	$345,961
3/31/2020	$202,857	$258,946	$247,743
6/30/2020	$253,119	$298,673	$301,404
9/30/2020	$274,430	$313,369	$331,906
12/31/2020	$346,104	$363,035	$390,155
3/31/2021	$386,133	$377,710	$409,195
6/30/2021	$415,899	$399,036	$428,877
9/30/2021	$408,714	$396,405	$431,965
12/31/2021	$413,333	$408,865	$433,649
3/31/2022	$366,663	$389,203	$402,297
6/30/2022	$311,831	$332,163	$330,125
9/30/2022	$277,090	$301,620	$298,895
12/31/2022	$354,342	$350,435	$344,357
3/31/2023	$377,866	$378,535	$361,540
6/30/2023	$392,407	$390,007	$363,312
9/30/2023	$380,432	$374,004	$350,668
12/31/2023	$424,583	$413,303	$387,839
3/31/2024	$426,767	$436,414	$397,845
6/30/2024	$413,881	$433,784	$391,639
9/30/2024	$463,677	$467,439	$432,565

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/30/16
Institutional	21.88%	9.67%	8.20%
MSCI World ex U.S. Index Global (Net)	24.98%	8.36%	8.32%
MSCI World ex U.S. Small Cap Index (Net)	23.35%	6.85%	7.25%

AssetsNet	$ 1,667,872,621
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 14,511,112
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,667,872,621
# of Portfolio Holdings	63
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$14,511,112

Holdings [Text Block]

Geographic allocation

United Kingdom	16.8%
Switzerland	9.7%
Germany	9.2%
Sweden	8.2%
Japan	7.2%
Italy	7.2%
Finland	6.1%
South Korea	4.6%
Netherlands	3.6%
Australia	3.6%
Other	23.2%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Industrials	31.9%
Financials	18.0%
Consumer Discretionary	10.0%
Information Technology	9.8%
Consumer Staples	6.6%
Health Care	6.1%
Materials	5.0%
Communication Services	4.8%
Real Estate	4.3%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

ISS AS	3.3%
Julius Baer Group Ltd.	3.2%
Duerr AG	3.0%
Azimut Holding SpA	2.9%
Atea ASA	2.8%
Lanxess AG	2.8%
BNK Financial Group, Inc.	2.8%
Nexi SpA	2.7%
Metso OYJ	2.5%
St. James's Place PLC	2.5%

Material Fund Change [Text Block]
C000225889
Shareholder Report [Line Items]
Fund Name	Oakmark International Small Cap Fund
Class Name	R6 Class
Trading Symbol	OAZEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Line Graph [Table Text Block]
	R6	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,012,005	$1,019,200	$1,033,100
3/31/2021	$1,129,052	$1,060,399	$1,083,515
6/30/2021	$1,216,086	$1,120,271	$1,135,632
9/30/2021	$1,195,078	$1,112,884	$1,143,809
12/31/2021	$1,208,234	$1,147,867	$1,148,270
3/31/2022	$1,072,354	$1,092,666	$1,065,250
6/30/2022	$911,991	$932,530	$874,144
9/30/2022	$810,386	$846,782	$791,450
12/31/2022	$1,036,660	$983,827	$911,830
3/31/2023	$1,105,479	$1,062,717	$957,330
6/30/2023	$1,148,021	$1,094,924	$962,021
9/30/2023	$1,112,986	$1,049,995	$928,542
12/31/2023	$1,242,455	$1,160,326	$1,026,968
3/31/2024	$1,248,846	$1,225,208	$1,053,464
6/30/2024	$1,211,138	$1,217,824	$1,037,030
9/30/2024	$1,356,219	$1,312,308	$1,145,399

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 12/15/20
R6	21.85%	8.37%
MSCI World ex U.S. Index Global (Net)	24.98%	7.43%
MSCI World ex U.S. Small Cap Index (Net)	23.35%	3.64%

AssetsNet	$ 1,667,872,621
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 14,511,112
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,667,872,621
# of Portfolio Holdings	63
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$14,511,112

Holdings [Text Block]

Geographic allocation

United Kingdom	16.8%
Switzerland	9.7%
Germany	9.2%
Sweden	8.2%
Japan	7.2%
Italy	7.2%
Finland	6.1%
South Korea	4.6%
Netherlands	3.6%
Australia	3.6%
Other	23.2%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Industrials	31.9%
Financials	18.0%
Consumer Discretionary	10.0%
Information Technology	9.8%
Consumer Staples	6.6%
Health Care	6.1%
Materials	5.0%
Communication Services	4.8%
Real Estate	4.3%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

ISS AS	3.3%
Julius Baer Group Ltd.	3.2%
Duerr AG	3.0%
Azimut Holding SpA	2.9%
Atea ASA	2.8%
Lanxess AG	2.8%
BNK Financial Group, Inc.	2.8%
Nexi SpA	2.7%
Metso OYJ	2.5%
St. James's Place PLC	2.5%

Material Fund Change [Text Block]
C000036890
Shareholder Report [Line Items]
Fund Name	Oakmark Global Select Fund
Class Name	Investor Class
Trading Symbol	OAKWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$124	1.13%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.13%
Line Graph [Table Text Block]
	Investor Class	MSCI World Index (Net)
9/30/2014	$10,000	$10,000
12/31/2014	$10,183	$10,101
3/31/2015	$10,431	$10,335
6/30/2015	$10,558	$10,367
9/30/2015	$9,656	$9,491
12/31/2015	$10,372	$10,013
3/31/2016	$9,976	$9,978
6/30/2016	$9,607	$10,078
9/30/2016	$10,614	$10,569
12/31/2016	$11,402	$10,765
3/31/2017	$12,067	$11,451
6/30/2017	$12,813	$11,912
9/30/2017	$13,416	$12,489
12/31/2017	$13,817	$13,176
3/31/2018	$13,359	$13,007
6/30/2018	$13,065	$13,233
9/30/2018	$13,301	$13,892
12/31/2018	$10,889	$12,028
3/31/2019	$12,273	$13,529
6/30/2019	$12,747	$14,071
9/30/2019	$12,649	$14,146
12/31/2019	$14,133	$15,357
3/31/2020	$9,800	$12,124
6/30/2020	$12,062	$14,471
9/30/2020	$12,839	$15,618
12/31/2020	$15,976	$17,799
3/31/2021	$17,712	$18,675
6/30/2021	$18,931	$20,121
9/30/2021	$18,618	$20,119
12/31/2021	$19,045	$21,682
3/31/2022	$17,689	$20,565
6/30/2022	$14,742	$17,236
9/30/2022	$13,076	$16,169
12/31/2022	$14,766	$17,748
3/31/2023	$16,110	$19,121
6/30/2023	$17,026	$20,426
9/30/2023	$16,698	$19,719
12/31/2023	$18,118	$21,970
3/31/2024	$18,652	$23,921
6/30/2024	$18,338	$24,551
9/30/2024	$19,956	$26,114

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Investor Class	19.51%	9.55%	7.15%
MSCI World Index (Net)	32.43%	13.04%	10.07%

AssetsNet	$ 1,056,148,146
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 8,084,174
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,056,148,146
# of Portfolio Holdings	22
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,084,174

Holdings [Text Block]

Geographic allocation

United States	59.9%
Germany	9.8%
United Kingdom	9.7%
South Korea	4.8%
Netherlands	4.3%
Switzerland	4.2%
France	3.8%
China	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Financials	28.2%
Health Care	20.2%
Consumer Discretionary	13.7%
Communication Services	10.2%
Consumer Staples	8.4%
Industrials	5.7%
Information Technology	4.8%
Energy	2.7%
Short Term Investments & Other, Net	6.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	5.8%
CNH Industrial NV	5.7%
Fiserv, Inc.	5.6%
IQVIA Holdings, Inc.	5.6%
Bayer AG	5.5%
Intercontinental Exchange, Inc.	5.4%
Capital One Financial Corp.	5.4%
Lloyds Banking Group PLC	5.2%
Centene Corp.	4.9%
Samsung Electronics Co. Ltd. (South Korea)	4.8%

Material Fund Change [Text Block]
C000174807
Shareholder Report [Line Items]
Fund Name	Oakmark Global Select Fund
Class Name	Advisor Class
Trading Symbol	OAYWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$105	0.96%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.96%
Line Graph [Table Text Block]
	Advisor	MSCI World Index (Net)
11/30/2016	$100,000	$100,000
12/31/2016	$102,563	$102,393
3/31/2017	$108,664	$108,921
6/30/2017	$115,375	$113,307
9/30/2017	$120,866	$118,789
12/31/2017	$124,474	$125,329
3/31/2018	$120,347	$123,724
6/30/2018	$117,767	$125,869
9/30/2018	$119,960	$132,138
12/31/2018	$98,179	$114,411
3/31/2019	$110,748	$128,689
6/30/2019	$114,961	$133,838
9/30/2019	$114,145	$134,553
12/31/2019	$127,581	$146,069
3/31/2020	$88,542	$115,319
6/30/2020	$108,991	$137,643
9/30/2020	$116,014	$148,557
12/31/2020	$144,406	$169,297
3/31/2021	$160,190	$177,630
6/30/2021	$171,288	$191,385
9/30/2021	$168,462	$191,372
12/31/2021	$172,437	$206,233
3/31/2022	$160,217	$195,606
6/30/2022	$133,578	$163,944
9/30/2022	$118,550	$153,800
12/31/2022	$133,985	$168,819
3/31/2023	$146,193	$181,870
6/30/2023	$154,510	$194,291
9/30/2023	$151,611	$187,565
12/31/2023	$164,563	$208,977
3/31/2024	$169,496	$227,535
6/30/2024	$166,721	$233,523
9/30/2024	$181,520	$248,386

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/30/16
Advisor	19.73%	9.72%	7.91%
MSCI World Index (Net)	32.43%	13.04%	12.32%

AssetsNet	$ 1,056,148,146
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 8,084,174
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,056,148,146
# of Portfolio Holdings	22
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,084,174

Holdings [Text Block]

Geographic allocation

United States	59.9%
Germany	9.8%
United Kingdom	9.7%
South Korea	4.8%
Netherlands	4.3%
Switzerland	4.2%
France	3.8%
China	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Financials	28.2%
Health Care	20.2%
Consumer Discretionary	13.7%
Communication Services	10.2%
Consumer Staples	8.4%
Industrials	5.7%
Information Technology	4.8%
Energy	2.7%
Short Term Investments & Other, Net	6.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	5.8%
CNH Industrial NV	5.7%
Fiserv, Inc.	5.6%
IQVIA Holdings, Inc.	5.6%
Bayer AG	5.5%
Intercontinental Exchange, Inc.	5.4%
Capital One Financial Corp.	5.4%
Lloyds Banking Group PLC	5.2%
Centene Corp.	4.9%
Samsung Electronics Co. Ltd. (South Korea)	4.8%

Material Fund Change [Text Block]
C000174808
Shareholder Report [Line Items]
Fund Name	Oakmark Global Select Fund
Class Name	Institutional Class
Trading Symbol	OANWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Line Graph [Table Text Block]
	Institutional	MSCI World Index (Net)
11/30/2016	$250,000	$250,000
12/31/2016	$256,406	$255,982
3/31/2017	$271,660	$272,303
6/30/2017	$288,438	$283,267
9/30/2017	$302,166	$296,974
12/31/2017	$311,300	$313,323
3/31/2018	$301,139	$309,309
6/30/2018	$294,687	$314,673
9/30/2018	$300,171	$330,346
12/31/2018	$245,828	$286,028
3/31/2019	$277,109	$321,723
6/30/2019	$287,820	$334,594
9/30/2019	$285,780	$336,383
12/31/2019	$319,423	$365,172
3/31/2020	$221,682	$288,297
6/30/2020	$273,052	$344,108
9/30/2020	$290,635	$371,391
12/31/2020	$361,935	$423,243
3/31/2021	$401,478	$444,074
6/30/2021	$429,279	$478,464
9/30/2021	$422,372	$478,430
12/31/2021	$432,208	$515,583
3/31/2022	$401,757	$489,015
6/30/2022	$335,147	$409,861
9/30/2022	$297,464	$384,500
12/31/2022	$336,089	$422,048
3/31/2023	$366,921	$454,676
6/30/2023	$387,986	$485,728
9/30/2023	$380,517	$468,913
12/31/2023	$413,101	$522,442
3/31/2024	$425,684	$568,838
6/30/2024	$418,715	$583,807
9/30/2024	$456,076	$620,965

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/30/16
Institutional	19.86%	9.80%	7.97%
MSCI World Index (Net)	32.43%	13.04%	12.32%

AssetsNet	$ 1,056,148,146
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 8,084,174
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,056,148,146
# of Portfolio Holdings	22
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,084,174

Holdings [Text Block]

Geographic allocation

United States	59.9%
Germany	9.8%
United Kingdom	9.7%
South Korea	4.8%
Netherlands	4.3%
Switzerland	4.2%
France	3.8%
China	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Financials	28.2%
Health Care	20.2%
Consumer Discretionary	13.7%
Communication Services	10.2%
Consumer Staples	8.4%
Industrials	5.7%
Information Technology	4.8%
Energy	2.7%
Short Term Investments & Other, Net	6.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	5.8%
CNH Industrial NV	5.7%
Fiserv, Inc.	5.6%
IQVIA Holdings, Inc.	5.6%
Bayer AG	5.5%
Intercontinental Exchange, Inc.	5.4%
Capital One Financial Corp.	5.4%
Lloyds Banking Group PLC	5.2%
Centene Corp.	4.9%
Samsung Electronics Co. Ltd. (South Korea)	4.8%

Material Fund Change [Text Block]
C000225890
Shareholder Report [Line Items]
Fund Name	Oakmark Global Select Fund
Class Name	R6 Class
Trading Symbol	OAZWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Line Graph [Table Text Block]
	R6	MSCI World Index (Net)
12/15/2020	$1,000,000	$1,000,000
12/31/2020	$1,015,012	$1,018,000
3/31/2021	$1,126,392	$1,068,102
6/30/2021	$1,204,358	$1,150,818
9/30/2021	$1,184,988	$1,150,736
12/31/2021	$1,212,878	$1,240,100
3/31/2022	$1,127,464	$1,176,197
6/30/2022	$940,621	$985,812
9/30/2022	$834,921	$924,814
12/31/2022	$943,285	$1,015,126
3/31/2023	$1,029,820	$1,093,603
6/30/2023	$1,089,480	$1,168,290
9/30/2023	$1,069,056	$1,127,846
12/31/2023	$1,160,631	$1,256,595
3/31/2024	$1,195,966	$1,368,189
6/30/2024	$1,176,396	$1,404,193
9/30/2024	$1,281,315	$1,493,567

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 12/15/20
R6	19.85%	6.76%
MSCI World Index (Net)	32.43%	11.16%

AssetsNet	$ 1,056,148,146
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 8,084,174
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,056,148,146
# of Portfolio Holdings	22
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,084,174

Holdings [Text Block]

Geographic allocation

United States	59.9%
Germany	9.8%
United Kingdom	9.7%
South Korea	4.8%
Netherlands	4.3%
Switzerland	4.2%
France	3.8%
China	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Financials	28.2%
Health Care	20.2%
Consumer Discretionary	13.7%
Communication Services	10.2%
Consumer Staples	8.4%
Industrials	5.7%
Information Technology	4.8%
Energy	2.7%
Short Term Investments & Other, Net	6.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	5.8%
CNH Industrial NV	5.7%
Fiserv, Inc.	5.6%
IQVIA Holdings, Inc.	5.6%
Bayer AG	5.5%
Intercontinental Exchange, Inc.	5.4%
Capital One Financial Corp.	5.4%
Lloyds Banking Group PLC	5.2%
Centene Corp.	4.9%
Samsung Electronics Co. Ltd. (South Korea)	4.8%

Material Fund Change [Text Block]
C000235267
Shareholder Report [Line Items]
Fund Name	Oakmark Bond Fund
Class Name	Investor Class
Trading Symbol	OAKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Line Graph [Table Text Block]
	Investor Class	Bloomberg U.S. Aggregate Bond Index
1/28/22	$10,000	$10,000
3/31/22	$9,661	$9,611
6/30/22	$9,111	$9,160
9/30/22	$8,857	$8,725
12/31/22	$9,049	$8,888
3/31/23	$9,199	$9,151
6/30/23	$9,222	$9,074
9/30/23	$9,014	$8,781
12/31/23	$9,653	$9,379
3/31/24	$9,686	$9,307
6/30/24	$9,740	$9,313
9/30/24	$10,231	$9,797

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 01/28/22
Investor Class	13.49%	0.86%
Bloomberg U.S. Aggregate Bond Index	11.57%	(0.77%)

AssetsNet	$ 181,380,896
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 138,329
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$181,380,896
# of Portfolio Holdings	133
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$138,329

Holdings [Text Block]

Asset allocation

Corporate Bonds	38.0%
Government and Agency Securities	24.1%
Mortgage-Backed Securities	9.5%
Bank Loans	8.0%
Asset Backed Securities	7.1%
Collateralized Mortgage Obligations	5.2%
Short-Term Investments	3.7%
Convertible Bond	0.4%
Preferred Stocks	0.4%
Other Assets and Liabilities, Net	3.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.7%
Federal National Mortgage Association, 2.000%, due 09/01/51	3.2%
U.S. Treasury Notes, 4.000%, due 07/31/29	3.2%
Federal National Mortgage Association, 2.000%, due 02/01/52	3.2%
Federal National Mortgage Association, 2.000%, due 11/01/50	3.1%
U.S. Treasury Notes, 4.125%, due 03/31/31	2.3%
U.S. Treasury Notes, 4.125%, due 07/31/31	2.1%
U.S. Treasury Notes, 4.000%, due 01/31/31	1.7%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Notes, 0.625%, due 08/15/30	1.4%

Material Fund Change [Text Block]
C000219731
Shareholder Report [Line Items]
Fund Name	Oakmark Bond Fund
Class Name	Advisor Class
Trading Symbol	OAYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Line Graph [Table Text Block]
	Advisor	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$100,000	$100,000
6/30/2020	$99,928	$100,000
9/30/2020	$102,041	$101,040
12/31/2020	$104,854	$101,716
3/31/2021	$103,596	$98,285
6/30/2021	$105,533	$100,084
9/30/2021	$105,930	$100,136
12/31/2021	$105,864	$100,147
3/31/2022	$100,366	$94,205
6/30/2022	$94,665	$89,783
9/30/2022	$92,043	$85,516
12/31/2022	$94,082	$87,118
3/31/2023	$95,692	$89,698
6/30/2023	$95,981	$88,941
9/30/2023	$93,973	$86,067
12/31/2023	$100,661	$91,935
3/31/2024	$100,924	$91,221
6/30/2024	$101,660	$91,281
9/30/2024	$106,819	$96,024

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 06/10/20
Advisor	13.67%	1.54%
Bloomberg U.S. Aggregate Bond Index	11.57%	(0.94%)

AssetsNet	$ 181,380,896
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 138,329
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$181,380,896
# of Portfolio Holdings	133
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$138,329

Holdings [Text Block]

Asset allocation

Corporate Bonds	38.0%
Government and Agency Securities	24.1%
Mortgage-Backed Securities	9.5%
Bank Loans	8.0%
Asset Backed Securities	7.1%
Collateralized Mortgage Obligations	5.2%
Short-Term Investments	3.7%
Convertible Bond	0.4%
Preferred Stocks	0.4%
Other Assets and Liabilities, Net	3.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.7%
Federal National Mortgage Association, 2.000%, due 09/01/51	3.2%
U.S. Treasury Notes, 4.000%, due 07/31/29	3.2%
Federal National Mortgage Association, 2.000%, due 02/01/52	3.2%
Federal National Mortgage Association, 2.000%, due 11/01/50	3.1%
U.S. Treasury Notes, 4.125%, due 03/31/31	2.3%
U.S. Treasury Notes, 4.125%, due 07/31/31	2.1%
U.S. Treasury Notes, 4.000%, due 01/31/31	1.7%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Notes, 0.625%, due 08/15/30	1.4%

Material Fund Change [Text Block]
C000219732
Shareholder Report [Line Items]
Fund Name	Oakmark Bond Fund
Class Name	Institutional Class
Trading Symbol	OANCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Line Graph [Table Text Block]
	Institutional	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$250,000	$250,000
6/30/2020	$249,833	$250,000
9/30/2020	$255,171	$252,600
12/31/2020	$262,254	$254,290
3/31/2021	$259,425	$245,714
6/30/2021	$264,056	$250,210
9/30/2021	$265,064	$250,339
12/31/2021	$264,909	$250,368
3/31/2022	$251,157	$235,511
6/30/2022	$236,906	$224,458
9/30/2022	$230,352	$213,790
12/31/2022	$235,461	$217,795
3/31/2023	$239,518	$224,246
6/30/2023	$240,253	$222,353
9/30/2023	$234,950	$215,168
12/31/2023	$251,718	$229,836
3/31/2024	$252,684	$228,054
6/30/2024	$254,541	$228,202
9/30/2024	$267,479	$240,060

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 06/10/20
Institutional	13.84%	1.58%
Bloomberg U.S. Aggregate Bond Index	11.57%	(0.94%)

AssetsNet	$ 181,380,896
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 138,329
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$181,380,896
# of Portfolio Holdings	133
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$138,329

Holdings [Text Block]

Asset allocation

Corporate Bonds	38.0%
Government and Agency Securities	24.1%
Mortgage-Backed Securities	9.5%
Bank Loans	8.0%
Asset Backed Securities	7.1%
Collateralized Mortgage Obligations	5.2%
Short-Term Investments	3.7%
Convertible Bond	0.4%
Preferred Stocks	0.4%
Other Assets and Liabilities, Net	3.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.7%
Federal National Mortgage Association, 2.000%, due 09/01/51	3.2%
U.S. Treasury Notes, 4.000%, due 07/31/29	3.2%
Federal National Mortgage Association, 2.000%, due 02/01/52	3.2%
Federal National Mortgage Association, 2.000%, due 11/01/50	3.1%
U.S. Treasury Notes, 4.125%, due 03/31/31	2.3%
U.S. Treasury Notes, 4.125%, due 07/31/31	2.1%
U.S. Treasury Notes, 4.000%, due 01/31/31	1.7%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Notes, 0.625%, due 08/15/30	1.4%

Material Fund Change [Text Block]
C000225891
Shareholder Report [Line Items]
Fund Name	Oakmark Bond Fund
Class Name	R6 Class
Trading Symbol	OAZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800-OAKMARK (625-6275)
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Line Graph [Table Text Block]
	R6	Bloomberg U.S. Aggregate Bond Index
12/15/2020	$1,000,000	$1,000,000
12/31/2020	$1,005,874	$1,003,500
3/31/2021	$994,321	$969,657
6/30/2021	$1,013,329	$987,399
9/30/2021	$1,017,402	$987,911
12/31/2021	$1,017,017	$988,025
3/31/2022	$964,410	$929,396
6/30/2022	$909,818	$885,775
9/30/2022	$884,826	$843,679
12/31/2022	$904,628	$859,482
3/31/2023	$921,395	$884,940
6/30/2023	$923,381	$877,468
9/30/2023	$903,227	$849,116
12/31/2023	$967,890	$907,001
3/31/2024	$971,948	$899,966
6/30/2024	$979,306	$900,552
9/30/2024	$1,029,284	$947,346

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 12/15/20
R6	13.96%	0.76%
Bloomberg U.S. Aggregate Bond Index	11.57%	(1.42%)

AssetsNet	$ 181,380,896
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 138,329
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$181,380,896
# of Portfolio Holdings	133
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$138,329

Holdings [Text Block]

Asset allocation

Corporate Bonds	38.0%
Government and Agency Securities	24.1%
Mortgage-Backed Securities	9.5%
Bank Loans	8.0%
Asset Backed Securities	7.1%
Collateralized Mortgage Obligations	5.2%
Short-Term Investments	3.7%
Convertible Bond	0.4%
Preferred Stocks	0.4%
Other Assets and Liabilities, Net	3.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.7%
Federal National Mortgage Association, 2.000%, due 09/01/51	3.2%
U.S. Treasury Notes, 4.000%, due 07/31/29	3.2%
Federal National Mortgage Association, 2.000%, due 02/01/52	3.2%
Federal National Mortgage Association, 2.000%, due 11/01/50	3.1%
U.S. Treasury Notes, 4.125%, due 03/31/31	2.3%
U.S. Treasury Notes, 4.125%, due 07/31/31	2.1%
U.S. Treasury Notes, 4.000%, due 01/31/31	1.7%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Notes, 0.625%, due 08/15/30	1.4%

Material Fund Change [Text Block]